Interim Consolidated Statement of Changes in Shareholders' Equity (Unaudited)	Issued capital [member] USD ($)	Issued capital [member] SGD ($)	Merger reserve [member] USD ($)	Merger reserve [member] SGD ($)	Translation reserve [member] USD ($)	Translation reserve [member] SGD ($)	Reserve of share-based payments [member] USD ($)	Reserve of share-based payments [member] SGD ($)	Retained earnings [member] USD ($)	Retained earnings [member] SGD ($)	Equity attributable to owners of parent [member] USD ($)	Equity attributable to owners of parent [member] SGD ($)	Non-controlling interests [member] USD ($)	Non-controlling interests [member] SGD ($)	USD ($)	SGD ($)
Balance at Jun. 30, 2024		$ 24,455,178		$ (24,455,170)						$ 7,590,993						$ 7,591,001
IfrsStatementLineItems [Line Items]
Foreign currency translation						(12,111)										(12,111)
Share based payment reserve
Profit/(Loss)										(317,031)						(317,031)
Total comprehensive loss for the period						(12,111)				(317,031)						(329,142)
Balance at Dec. 31, 2024		24,455,178		(24,455,170)		(12,111)				7,273,962						7,261,859
Balance at Jun. 30, 2025	$ 25,609,109	34,208,562	$ (18,362,500)	(24,455,170)	$ (278,337)	(463,787)	$ 78,623	$ 100,000	$ (2,774,030)	(3,954,948)	$ 4,272,865	$ 5,434,657	$ 2,751	$ 3,499	$ 4,275,616	5,438,156
IfrsStatementLineItems [Line Items]
Foreign currency translation					248,434	425,335					248,434	425,335			248,434	425,335
Share based payment reserve							116,650	150,000			116,650	150,000			116,650	150,000
Non-controlling interests arising on acquisition of subsidiaries													272,682	350,642	272,682	350,642
Profit/(Loss)									209,476	269,328	209,476	269,328	(84,694)	(108,870)	124,782	160,458
Total comprehensive loss for the period															373,216	585,793
Balance at Dec. 31, 2025	$ 25,609,109	$ 34,208,562	$ (18,362,500)	$ (24,455,170)	$ (29,903)	$ (38,452)	$ 195,273	$ 250,000	$ (2,564,554)	$ (3,685,620)	$ 4,847,425	$ 6,279,320	$ 190,739	$ 245,271	$ 5,038,164	$ 6,524,591